Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions
Schedule of material related party transactions

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Nature of transactions:
Purchase of goods (i)	373,864	294,963	278,988
Purchase of services (i)	838,609	823,372	920,193
Provision of services	17,689	30,952	44,572
Sales of product	73,608	295	383
Interest income	24,011	17,460	12,919
(i)	The goods and services were purchased from companies either controlled by its shareholders or directors and equity method investees of the Group.